SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Company has two reportable operating segments: Refining and Retail. Each of these segments is organized and managed based upon the nature of the products and services they offer. The segment disclosures reflect management’s current organizational structure.

•	Refining – operates the St. Paul Park, Minnesota refinery, terminal and related assets, and includes the Company’s interest in MPL and MPLI, and

•	Retail – operates 166 convenience stores primarily in Minnesota and Wisconsin. The retail segment also includes the operations of NTB and SAF.

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2012

Revenues
Customer	$866.4	$397.1	$—	$1,263.5
Intersegment	284.7	—	—	284.7

Segment revenues	1,151.1	397.1	—	1,548.2
Elimination of intersegment revenues	—	—	(284.7)	(284.7)

Total revenues	$1,151.1	$397.1	$(284.7)	$1,263.5

Income (loss) from operations	$246.7	$1.2	$(48.5)	$199.4
Income from equity method investment	$2.8	$—	$—	$2.8
Depreciation and amortization	$6.4	$1.8	$0.1	$8.3
Capital expenditures	$5.4	$0.7	$0.2	$6.3

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2011

Revenues
Customer	$740.2	$419.3	$—	$1,159.5
Intersegment	293.8	—	—	293.8

Segment revenues	1,034.0	419.3	—	1,453.3
Elimination of intersegment revenues	—	—	(293.8)	(293.8)

Total revenues	$1,034.0	$419.3	$(293.8)	$1,159.5

Income (loss) from operations	$174.0	$4.9	$(13.2)	$165.7
Income from equity method investment	$0.9	$—	$—	$0.9
Depreciation and amortization	$5.4	$2.0	$—	$7.4
Capital expenditures	$7.2	$1.9	$2.2	$11.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2012

Revenues
Customer	$2,296.5	$1,121.3	$—	$3,417.8
Intersegment	788.3	—	—	788.3

Segment revenues	3,084.8	1,121.3	—	4,206.1
Elimination of intersegment revenues	—	—	(788.3)	(788.3)

Total revenues	$3,084.8	$1,121.3	$(788.3)	$3,417.8

Income (loss) from operations	$560.3	$5.2	$(138.7)	$426.8
Income from equity method investment	$8.7	$—	$—	$8.7
Depreciation and amortization	$18.5	$5.6	$0.5	$24.6
Capital expenditures	$10.7	$1.7	$0.9	$13.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2011

Revenues
Customer	$2,026.4	$1,165.6	$—	$3,192.0
Intersegment	831.3	—	—	831.3

Segment revenues	2,857.7	1,165.6	—	4,023.3
Elimination of intersegment revenues	—	—	(831.3)	(831.3)

Total revenues	$2,857.7	$1,165.6	$(831.3)	$3,192.0

Income from operations	$326.7	$7.2	$13.2	$347.1
Income from equity method investment	$3.2	$—	$—	$3.2
Depreciation and amortization	$16.0	$6.0	$0.3	$22.3
Capital expenditures	$19.7	$2.6	$5.1	$27.4

Intersegment sales from the Refining segment to the Retail segment consist primarily of sales of refined products which are recorded based on contractual prices that are market based. Revenues from external customers are nearly all in the United States.

Total assets by segment were as follows:

(in millions)	Refining	Retail	Corporate/Other	Total
At September 30, 2012	$687.5	$139.7	$350.2	$1,177.4

At December 31, 2011	$646.5	$130.2	$222.1	$998.8

Total assets for the refining and retail segments exclude all intercompany balances. All cash and cash equivalents are included as corporate/other assets. All property, plant and equipment are located in the United States.

19. SEGMENT INFORMATION

The Company has two reportable operating segments: Refining and Retail. Each of these segments is organized and managed based upon the nature of the products and services they offer. The segment disclosures reflect management’s current organizational structure.

•	Refining—operates the St. Paul Park, Minnesota, refinery, terminal and related assets, including the Company’s interest in MPLI and Minnesota Pipe Line, and

•	Retail—operates 166 convenience stores primarily in Minnesota and Wisconsin. The Retail segment also includes the operations of NTB and SAF.

The Company’s interest in MPLI and Minnesota Pipe Line were previously presented within the “Other” segment by the Predecessor. Additionally, the Company’s presentation of certain sales to franchisees is different from the Predecessor’s practice. All Predecessor period information has been recast to conform to the current presentation.

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2011
Revenues
Customer	$2,761.0	$1,519.8	$—	$4,280.8
Intersegment	1,043.1	—	—	1,043.1

Segment revenues	3,804.1	1,519.8	—	5,323.9
Elimination of intersegment revenues	—	—	(1,043.1)	(1,043.1)

Total revenues	$3,804.1	$1,519.8	$(1,043.1)	$4,280.8

Income from operations	$388.2	$14.0	$20.4	$422.6
Income from equity method investment	$5.7	$—	$—	$5.7
Depreciation and amortization	$21.5	$7.2	$0.8	$29.5
Capital expenditures	$33.9	$9.2	$2.8	$45.9

(in millions)	Refining	Retail	Other	Total
Period ended December 31, 2010 (Successor)
Revenues
Customer	$242.0	$102.9	$—	$344.9
Intersegment	70.2	—	—	70.2

Segment revenues	312.2	102.9	—	415.1
Elimination of intersegment revenues	—	—	(70.2)	(70.2)

Total revenues	$312.2	$102.9	$(70.2)	$344.9

Income (loss) from operations	$9.1	$0.5	$(5.9)	$3.7
Income from equity method investment	$0.1	$—	$—	$0.1
Depreciation and amortization	$1.7	$0.5	$—	$2.2
Capital expenditures	$2.5	$—	$—	$2.5

(in millions)	Refining	Retail	Other	Total
Eleven months ended November 30, 2010 (Predecessor)
Revenues
Customer	$1,778.3	1,206.8	—	$2,985.1
Intersegment	811.4	—	—	811.4
Related parties	210.1	—	—	210.1

Segment revenues	2,799.8	1,206.8	—	4,006.6
Elimination of intersegment revenues	—	—	(811.4)	(811.4)

Total revenues	$2,799.8	$1,206.8	$(811.4)	$3,195.2

Income from operations	$142.8	$26.5	$—	$169.3
Income from equity method investment	$5.4	$—	$—	$5.4
Depreciation and amortization	$24.9	$12.4	$—	$37.3
Capital expenditures	$29.4	$0.4	$—	$29.8

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2009 (Predecessor)
Revenues
Customer	$1,594.6	1,129.2	—	$2,723.8
Intersegment	719.4	—	—	719.4
Related parties	216.7	—	—	216.7

Segment revenues	2,530.7	1,129.2	—	3,659.9
Elimination of intersegment revenues	—	—	(719.4)	(719.4)

Total revenues	$2,530.7	$1,129.2	$(719.4)	$2,940.5

Income from operations	$70.6	$19.3	$—	$89.9
Income from equity method investment	$1.1	$—	$—	$1.1
Depreciation and amortization	$26.0	$14.2	$—	$40.2
Capital expenditures	$26.1	$2.9	$—	$29.0

Intersegment sales from the Refining segment to the Retail segment consist primarily of sales of refined products which are recorded based on contractual prices that are market based. Revenues from external customers are nearly all in the United States.

Total assets by segment were as follows:

(in millions)	Refining	Retail	Other	Total
At December 31, 2011	$655.2	$219.8	$123.8	$998.8

At December 31, 2010	$667.7	$136.7	$126.2	$930.6

All property, plant and equipment are located in the United States.